UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Patricia M. Navis, Esq.
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    310-843-1985

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            Los Angeles, CA  Nov. 14, 2006
    By:  Patricia M. Navis, Vice President  Los Angeles, CA  Nov. 14, 2006

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           5

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total (x$1000):  $3,128,617

List of Other Included Managers:

 No.  13F File      Name
      Number

 01   28-10406   Apollo Investment Fund IV, L.P.
 02   28-10795   Apollo Management V, L.P.
 03   28-10794   Apollo Investment Fund V, L.P.
 04   28-11717   Apollo Real Estate Investment Fund III, L.P.
 05   28-11718   Apollo Real Estate Management III, L.P.


* Fair market value is based on the closing prices of the securities, as of September 29, 2006 reported for composite transactions in New York Stock Exchange-listed securities and transactions in the Nasdaq National Market.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

AMR Corp                      Com              001765106   11339    490000 Sh       Defined **        490000  0    0
Aleris Intl Inc               Com              014477103    2805     55500 Sh       Defined **         55500  0    0
Allied Waste Industries Inc   Com Par $.01 New 019589308  691072  61319579 Sh       Defined 1,**    61319579  0    0
Apollo Invt Corp              Com              03761U106   20510   1000000 Sh       Defined **       1000000  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   23066    530000 Sh       Defined **        530000  0    0
Builders Firstsource Inc      Com              1200SR107    6777    445000 Sh       Defined **        445000  0    0
Chemtura Corp                 Com              163893100   25143   2900000 Sh       Defined **       2900000  0    0
Core Mark Holding Co Inc      Com              218681104   13695    436997 Sh       Defined 2,3       436997  0    0
Educate Inc                   Com              28138P100  180480  22588277 Sh       Defined 1       22588277  0    0
F M C Corp New                Com              302491303   17107    267000 Sh       Defined **        267000  0    0
Goodman Global Inc            Com              38239A100  377672  28290002 Sh       Defined 2,3     28290002  0    0
Hayes Lemmerz Intl Inc        Com New          420781304    7430   3346983 Sh       Defined 2,3      3346983  0    0
iPCS Inc                      Com New          44980Y305  142248   2656351 Sh       Defined **       2656351  0    0
IPSCO Inc                     Com              462622101   20627    238000 Sh       Defined **        238000  0    0
Massey Energy Corp            Com              576206106    4816    230000 Sh       Defined **        230000  0    0
Mirant Corp New               Com              60467R100   18968    694535 Sh       Defined **        694535  0    0
Nalco Holding Company         Com              62985Q101  262720  14185745 Sh       Defined 2,3     14185745  0    0
National Finl Partners Corp   Com              63607P208  158993   3875037 Sh       Defined 1        3875037  0    0
Newkirk Realty Tr Inc         Com              651497109  384957  23359046 Sh       Defined 4,5     23359046  0    0
PG&E Corp                     Com              69331C908    7295    175146 Sh       Defined **        175146  0    0
Pinnacle Airl Corp            Com              723443107   13345   1801000 Sh       Defined **       1801000  0    0
Portland Gen Elec Co          Com New          736508847     662     27128 Sh       Defined **         27128  0    0
Quality Distr Inc Fla         Com              74756M102  152955  10390981 Sh       Defined **      10390981  0    0
Sirius Satellite Radio Inc    Com              82966U103  360083  91857857 Sh       Defined 1       91857857  0    0
UAP Hldg Corp                 Com              903441103  180968   8468313 Sh       Defined 2,3      8468313  0    0
United Rentals Inc            Com              911363109   42885   1844500 Sh       Defined 1        1844500  0    0

